Other Expense, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Expense, Net Disclosure
Interest Income	$ 28.0	$ 25.2	$ 26.8
Interest Expense	(262.1)	(241.6)	(175.3)
Other Items, Net	(56.0)	3.7	30.5
Other Expense, Net	(290.1)	(212.7)	(118.0)
Gain on sale of investment accounted for under cost method	5.0		18.0
Fees Associated with Short-term Financing Commitments	74.0		10.0
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of available-for-sale investments contributed to defined benefit plans	27.1
Available-for-sale Securities, Gross Realized Gains	11.0
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Currency Exchange Contracts			$ 28.0